Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Intangible asset with indefinite life:
Da Niang Trademark	64,347,001	-	64,347,001
Finite-lived intangible assets:
Trademarks	21,129,394	(12,600,294)	8,529,100
Technology	4,200,000	(2,310,000)	1,890,000
Network rights	210,755	(209,550)	1,205
Purchased software	29,279,182	(28,875,979)	403,203
Reacquired rights	2,531,418	(2,024,376)	507,042
Others	435,185	(435,185)	-
Total	122,132,935	(46,455,384)	75,677,551
	As of December 31, 2025
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	USD
Intangible asset with indefinite life:
Da Niang Trademark	47,016,001	-	47,016,001	6,723,199
Finite-lived intangible assets:
Trademarks	21,129,394	(13,898,156)	7,231,238	1,034,053
Technology	4,200,000	(2,730,000)	1,470,000	210,207
Purchased software	29,305,597	(28,983,292)	322,305	46,089
Reacquired rights	2,531,418	(2,167,144)	364,274	52,091
Others	644,735	(644,735)	-	-
Total	104,827,145	(48,423,327)	56,403,818	8,065,639

Schedule of Estimated Aggregate Amortization Expense

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Years ending December 31,	RMB	USD
2026	2,193,515	313,668
2027	1,720,250	245,992
2028	1,549,618	221,592
2029	955,433	136,625
2030	547,404	78,278
Thereafter	2,421,598	346,284